EQUITY - Legal Reserve and Income reserves (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EQUITY
Revenue reserve (as a percent)	5.00%
Maximum percentage of revenue reserved in paid-in capital	20.00%
Balance	R$ 3,492,387
Balance	3,149,679	R$ 3,492,387
Income reserves
EQUITY
Balance	3,492,387	4,324,170
Reversal of reserves	(600,000)	(1,700,000)
Recording of reserves	257,292	868,217
Balance	3,149,679	3,492,387	R$ 4,324,170
Legal reserve
EQUITY
Balance	2,834,808	2,584,757
Recording of reserves	238,526	250,051
Balance	3,073,334	2,834,808	2,584,757
Expansion and modernization reserve
EQUITY
Balance	600,000	1,700,000
Reversal of reserves	(600,000)	(1,700,000)	(297,000)
Recording of reserves		600,000
Balance		600,000	1,700,000
Tax incentive reserve
EQUITY
Balance	57,579	39,413
Recording of reserves	18,766	18,166
Balance	R$ 76,345	R$ 57,579	R$ 39,413